Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Undiscounted Future Lease Payments for Non-Cancelable Operating Leases

The undiscounted future lease payments for non-cancelable operating leases were as follows (in thousands):

Maturity of lease liabilities	As of March 31, 2025
2025 (remainder)	$5,546
2026	7,535
2027	7,733
2028	7,923
2029	8,143
Thereafter	7,614
Total lease payments	44,494
Less: imputed interest	8,087
Total operating lease liabilities	$36,407

The undiscounted future lease payments for non-cancelable operating leases were as follows (in thousands):

Maturity of lease liabilities	As of December 31, 2024
2025	$7,296
2026	7,450
2027	7,684
2028	7,923
2029	8,143
Thereafter	7,615
Total lease payments	46,111
Less: imputed interest	(8,740)
Total operating lease liabilities	$37,371